Investments - Summary of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$ 53,878	$ 59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787
Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319
Total Investments	$ 78,348	$ 83,231